Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions	Loan balances with directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved were as follows:

Balance at December 31, 2020	42,391
Net loans issued (repaid) during the year	(40,448)
Effect of changes in the composition of related parties	5,432
Balance at December 31, 2021	7,375
Net loans issued (repaid) during year	(5,362)
Effect of changes in the composition of related parties	18,380
Balance at December 31, 2022	20,393

Consolidated balance sheets		December 31, 2022	December 31, 2021
Deposits		92,806	21,683

	Year ended December 31
Consolidated statement of operations	2022	2021	2020
Interest and fees on loans	900	1,209	1,444

Certain affiliates of the Bank have loans and deposits with the Bank which were made and are maintained in the ordinary course of business on normal commercial terms. Balances with these parties were as follows:

Consolidated balance sheets		December 31, 2022	December 31, 2021
Loans		10,211	10,489
Deposits		560	441

	Year ended December 31
Consolidated statement of operations	2022	2021	2020
Interest and fees on loans	669	618	654
Other gains/losses	—	99	742
Total non-interest expense	1,720	1,519	1,431
Other non-interest income	242	—	—

Consolidated balance sheets		December 31, 2022	December 31, 2021
Deposits		20,549	22,346

	Year ended December 31
Consolidated statement of operations	2022	2021	2020
Asset management	7,379	5,217	7,131
Custody and other administration services	839	622	1,108
Other non-interest income	—	6	729